Segment information - Summary of Disaggregation of Sales by Markets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 60,761	€ 59,604	€ 60,073
Emerging markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,313	34,714	35,324
Developed markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 25,448	€ 24,890	€ 24,749